Fair Value Measurements (Details) - Level 1 [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund		$ 283,581,860
Successor [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 284,008,310	$ 283,581,860